Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Amounts Recognized in Other Comprehensive Income (Expense) Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in other comprehensive income (expense)
Net actuarial gain (loss)	$ 50	$ (14)	$ (175)
Amortization of net actuarial (gain) loss	74	116	188
Amortization of net prior service cost (credit)	(24)	(25)	(34)
Pension Plans, Defined Benefit [Member]
Amounts recognized in other comprehensive income (expense)
Net actuarial gain (loss)	27	0	(150)
Amortization of net actuarial (gain) loss	74	116	188
Amortization of net prior service cost (credit)	0	(1)	0
Total amounts recognized in other comprehensive income (expense)	101	115	38
Other Postretirement Benefits Plan [Member]
Amounts recognized in other comprehensive income (expense)
Net actuarial gain (loss)	23	(14)	(25)
Amortization of net actuarial (gain) loss	0	0	0
Amortization of net prior service cost (credit)	(24)	(24)	(34)
Total amounts recognized in other comprehensive income (expense)	$ (1)	$ (38)	$ (59)